Related Party Transactions (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended				9 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009	Dec. 31, 2009	Sep. 23, 2012 Corporate Office Location	Sep. 23, 2012 Restaurants Location	Jun. 30, 2011 Chief Executive Officer	Dec. 26, 2010 Chief Executive Officer	Dec. 26, 2010 Chief Executive Officer Principal	Dec. 26, 2010 Chief Executive Officer Interest Portion	Dec. 31, 2010 Ted Zapp, Vice President of Operations	Dec. 31, 2010 Sharon Russell, Chief Administrative Officer	Dec. 31, 2010 Michael Hatcher, Vice President of Real Estate and Development	Apr. 30, 2009 Frank Biller, Vice President of Operations, Southeast Region	Aug. 15, 2011 Chief Financial Officer	Dec. 25, 2011 Convertible Preferred Stock	May 31, 2010 Convertible Preferred Stock Series X Convertible Preferred Stock	Dec. 25, 2011 Convertible Preferred Stock Series X Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares sold			10,865,757										9,969	9,969	4,984	33,411	8,489	10,657,252	607,680	607,680
Shares sold, aggregate purchase price	$ 78,092		$ 33,636										$ 100	$ 100	$ 50	$ 200	$ 100	$ 32,722	$ 5,000	$ 5,000
Number of leased locations owned by Founders							1	6
Acquisition contingent payment						3,782
Purchase price allocated to property and equipment						410
Purchase price allocated to goodwill						3,372
Management fees received	30	30	40	40	53
Note receivable from related party, interest rate										8.00%
Note receivable from related party										114	107	7
Interest paid to related party									$ 10
Shares sold, price per share													$ 10.04	$ 10.04	$ 10.04	$ 5.99	$ 11.78